Statement of Additional Information Supplement	November 30, 2018

Putnam Global Consumer Fund
Putnam Global Financials Fund
Putnam Global Health Care Fund
Putnam Global Industrials Fund
Putnam Global Natural Resources Fund
Putnam Global Technology Fund
Putnam Global Telecommunications Fund
Putnam Global Utilities Fund
Statement of Additional Information dated December 30, 2017

Effective November 30, 2018 (the “Effective Date”), all references to Putnam Global Telecommunications Fund are removed from this statement of additional information. On the Effective Date, Putnam Global Telecommunications Fund will be renamed Putnam Global Communications Fund and will be offered under a separate prospectus and statement of additional information.

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